Trade Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of Trade Receivables, Net

	December 31
	2020	2021
	NT$	NT$	US$ (Note 4)

At amortized cost
Gross carrying amount	$91,304,934	$109,473,101	$3,946,399
Less: Allowance for impairment loss	97,358	103,353	3,726

	91,207,576	109,369,478	3,942,673
At FVTOCI	626,413	6,092,462	219,627

	$91,833,989	$115,462,210	$4,162,300

Summary of Loss Allowance of Trade Receivables Based on Group's Provision Matrix
The following table details the loss allowance of trade receivables based on the Group’s provision matrix.

December 31, 2020

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Expected credit loss rate	0%	0%-10%	0%-70%	1%-100%	50%-100%

Gross carrying amount	$86,820,792	$3,823,249	$557,487	$92,873	$10,533	$91,304,934
Loss allowance (Lifetime ECLs)	(18,911)	(2,053)	(20,629)	(45,232)	(10,533)	(97,358)

	$86,801,881	$3,821,196	$536,858	$47,641	$—	$91,207,576

December 31, 2021
	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Expected credit loss rate	0%	0%-10%	0%-70%	1%-100%	0%-100%

Gross carrying amount	$105,538,390	$3,136,438	$609,695	$99,118	$89,460	$109,473,101
Loss allowance (Lifetime ECLs)	(18,062)	(1,811)	(22,785)	(46,337)	(14,358)	(103,353)

	$105,520,328	$3,134,627	$586,910	$52,781	$75,102	$109,369,748

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Expected credit loss rate	0%	0%-10%	0%-70%	1%-100%	0%-100%

Gross carrying amount	$3,804,556	$113,066	$21,979	$3,573	$3,225	$3,946,399
Loss allowance (Lifetime ECLs)	(651)	(65)	(821)	(1,671)	(518)	(3,726)

	$3,803,905	$113,001	$21,158	$1,902	$2,707	$3,942,673

The movements of the loss allowance of trade receivables were as f
o
llows:

	December 31
	2019	2020	2021
	NT$	NT$	NT$	US$ (Note 4)

Balance at January 1	$155,389	$136,497	$97,358	$3,510
Net remeasurement of loss allowance	(38,277)	(55,742)	17,078	616
Reclassification	(5,877)	(6,970)	—	—
Acquisition through business combinations	25,553	32,460	—	—
Amounts written off	—	(3,944)	(399)	(14)
Disposal of subsidiaries	—	—	(4,637)	(167)
Effects of foreign currency exchange differences	(291)	(4,943)	(6,047)	(219)

Balance at December 31	$136,497	$97,358	$103,353	$3,726

Summary of Loss Allowance For Current Financial Assets At Fair Value Routed Through Other Comprehensive Income
The following table details the loss allowance of trade receivables at FVTOCI based on the Group’s provision matrix.

December 31, 2020
	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Expected credit loss rate	0%	0%	0%	—	—

Gross carrying amount	$613,968	$9,874	$2,571	$—	$—	$626,413
Loss allowance (Lifetime ECLs)	—	—	—	—	—	—

	$613,968	$9,874	$2,571	$—	$—	$626,413

December 31, 2021

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Expected credit loss rate	0%	0%	0%	0%	0%

Gross carrying amount	$5,991,543	$9,415	$91,493	$11	$—	$6,092,462
Loss allowance (Lifetime ECLs)	—	—	—	—	—	—

	$5,991,543	$9,415	$91,493	$11	$—	$6,092,462

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Expected credit loss rate	0%	0%	0%	0%	0%

Gross carrying amount	$215,989	$340	$3,298	$0	$—	$219,627
Loss allowance (Lifetime ECLs)	—	—	—	—	—	—

	$215,989	$340	$3,298	$0	$—	$219,627

Disclosure of transferred financial assets that are not derecognised in their entirety
The
f
ollowing
s

were

the
Group’s outstanding trade receivables transferred but not yet due were as follows:

Counterparty	Receivables Factoring Proceed		Reclassified to Other Receivables		Advances Received- Unused		Advances Received- Used		Annual Interest Rates on Advances Received (%)

December 31, 2020

BNP Paribas	EUR	16,691	EUR	15,315	EUR	14,481	EUR	1,376	0.80
HSBC	EUR	6,773	EUR	6,456	EUR	5,779	EUR	317	1.45
Citibank Taiwan Ltd.	US$	94,471	US$	—	US$	—	US$	94,471	0.84-0.95
Standard Chartered Bank	US$	53,800	US$	—	US$	—	US$	53,800	0.91
First Commercial Bank	NT$	6,879	NT$	—	NT$	—	NT$	6,879	1.95

December 31, 2021

BNP Paribas	EUR	12,115	EUR	12,081	EUR	11,475	EUR	34	0.80
First Commercial Bank	NT$	8,565	NT$	—	NT$	—	NT$	8,565	1.95